Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3300

May 3, 2016

Via Electronic Transmission

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Fenimore Asset Management Trust (the “Registrant”) File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant and the following three separate investment series of the Registrant: FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (the “Funds”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 59 which was filed on April 29, 2016. The text of Post-Effective Amendment No. 59 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley